Construction Services Contracts, Continued (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Accumulated earned revenue, expense and others
Accumulated earned revenue		₩ 19,801,220	₩ 18,236,992
Accumulated expense		18,651,188	16,937,772
Accumulated profit		1,150,032	1,299,220
Unearned advance receipts		0	0
Contract with Customer, Asset and Liability
Assets	[1]	36,232	55,755
Liabilities	[2]	₩ 350,460	₩ 542,921

[1]	Included in trade and other receivables, net, in the consolidated statements of financial position.
[2]	Included in non-financial liabilities in the consolidated statements of financial position.